ACCRUALS AND OTHER PAYABLES - Summary of accruals and other payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current:
Staff salaries and welfare payables	¥ 48,604	$ 6,846	¥ 43,483
Accrued external research and development activities related expenses	181,232	25,526	264,972
Payable due to an affiliate (Note 19)	35,058	4,938	64,782
Accrued Termination fee and other expenses in relation to the disputes with Tracon (Note 14)			161,106
Non-refundable incentive payment from depositary bank	9,014	1,270	6,428
Payables for purchase of property, equipment and software	1,226	173	7,124
Accrued traveling expenses, office expenses and others	82,620	11,636	158,677
Accounts Payable and Accrued Liabilities, Current	357,754	50,389	706,572
Non-current:
Non-refundable incentive payment from depositary bank	751	105	6,963
Non-refundable payment received in relation to the exclusive promotion right granted to a third party	10,000	1,408	10,000
Borrowings supply chain financing	¥ 58,913	$ 8,298
Supplier Finance Program, Obligation, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Accounts Payable and Accrued Liabilities, Non-current	¥ 69,664	$ 9,811	16,963
Total	¥ 427,418	$ 60,200	¥ 723,535